SUPPLEMENT dated June 27, 2007

                              To the PROSPECTUS of

                   Mellon Institutional Group of Equity Funds:
                   ------------------------------------------
              The Boston Company International Core Equity Fund II
                   The Boston Company Small Cap Value Fund II

                              Dated: June 27, 2007
--------------------------------------------------------------------------------


Effective July 1, 2007, MBSC Securities Corporation will replace Mellon Funds Distributor, L.P. as the funds' principal distributor. Until such time, all information in this prospectus relating to "MBSC Securities Corporation," the "Principal Underwriter" or the "distributor" relates to Mellon Funds Distributor, L.P.






















           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                         SUPPLEMENT dated June 27, 2007

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                   Mellon Institutional Group of Equity Funds
                   ------------------------------------------
              The Boston Company International Core Equity Fund II
                   The Boston Company Small Cap Value Fund II

                              Dated: June 27, 2007

--------------------------------------------------------------------------------


Effective July 1, 2007, MBSC Securities Corporation will replace Mellon Funds Distributor, L.P. as the funds' principal distributor. Until such time, all information in this statement of additional information relating to "MBSC Securities Corporation," the "Principal Underwriter" or the "distributor" relates to Mellon Funds Distributor, L.P.
























                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                     THE STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE